Pension Liabilities - Additional details (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Pension liabilities	kr 8,296
Defined Benefit Plan Obligation
Disclosure of defined benefit plans [line items]
Pension liabilities		kr 0
2021
Disclosure of defined benefit plans [line items]
Estimated contributions to plans for post-employment benefits	kr 805
Weighted average maturity	23 years 3 months 18 days